EMPLOYEE BENEFIT PLANS (Details 20) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
EL SALVADOR [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	4.10%	3.60%
Salary rate Value	2.50%	2.50%
Discount rate [Member] | Other long term benefits [Member] | EL SALVADOR [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (656)
Effect on DBO Decrease	$ 712
Discount rate [Member] | Other long term benefits [Member] | EL SALVADOR [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	3.60%
Discount rate [Member] | Other long term benefits [Member] | EL SALVADOR [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	4.60%
Salary Level [Member] | Other long term benefits [Member] | EL SALVADOR [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 112
Effect on DBO Decrease	$ (145)
Salary Level [Member] | Other long term benefits [Member] | EL SALVADOR [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	2.00%
Salary Level [Member] | Other long term benefits [Member] | EL SALVADOR [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	3.00%